SEC Schedule, Article 12-17, Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written premiums	$ (63,486)	$ (40,310)	$ (111,066)	$ (72,059)	$ (173,016)	$ (111,834)
Assumed	175,539	116,742	313,971	212,448	507,688	356,948
Net written premiums	$ 112,053	$ 76,432	$ 202,905	$ 140,389	$ 334,672	$ 245,114
Percentage of Amount Assumed to Net					151.70%	145.60%
Underwriting Division | Casualty
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written premiums					$ (85,393)	$ (55,920)
Assumed					277,455	192,592
Net written premiums					$ 192,062	$ 136,672
Percentage of Amount Assumed to Net					144.50%	140.90%
Underwriting Division | Professional Liability
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written premiums					$ (57,663)	$ (35,835)
Assumed					145,251	105,367
Net written premiums					$ 87,588	$ 69,532
Percentage of Amount Assumed to Net					165.80%	151.50%
Underwriting Division | Healthcare
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written premiums					$ (29,960)	$ (20,079)
Assumed					84,982	58,989
Net written premiums					$ 55,022	$ 38,910
Percentage of Amount Assumed to Net					154.50%	151.60%